Accounts Payable - Summary of Accounts Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current liabilities
Trade and other payables	$ 97,242	$ 38,887
Tax payables	4,137	8,623
Related party payables	0	93
Total accounts payable	$ 101,379	$ 47,603